Common Stock - Additional Information (Detail) (USD $)				1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014 IPO [Member]	May 31, 2014 Underwriters [Member]
Class of Stock [Line Items]
Common stock sold, shares	21,790,745	606,238	467,167	4,500,000	675,000
Common stock sold, per share				$ 12	$ 12
Proceeds from IPO net of underwriters' discounts and commissions				$ 50,200,000	$ 7,500,000
Estimated offering expenses				5,800,000
Total costs				9,600,000
Underwriting discounts and commission					567,000
Net estimated offering proceeds				$ 44,400,000	$ 51,900,000